Commitments - Aggregate Rentals, under Non-cancelable Leases for Office and Plant Space (Exclusive of Real Estate Taxes, Utilities, Maintenance and Other Costs) (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015 (3 months)	$ 65,398
2015		126,764
2016	322,261	65,935
2017	352,868	35,715
2018	368,294
2019	391,449
After 2019	315,709
Total	$ 1,815,979	$ 228,414